Tax - Summary of Deferred Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax reconciliation [line items]
Beginning balance	$ 104	$ 66
Group income statement	5	47
Group statement of comprehensive income	14	(16)
Group statement of changes in equity	(6)	9
Exchange and other adjustments	12	(2)
Ending balance	129	104
Deferred tax assets liabilities net threshold	10
Deferred gains on loan notes
Disclosure of income tax reconciliation [line items]
Beginning balance	(34)	(34)
Group income statement	34	0
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0	0
Ending balance	0	(34)
Associates
Disclosure of income tax reconciliation [line items]
Beginning balance	(59)	(60)
Group income statement	1	1
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0	0
Ending balance	(58)	(59)
Losses
Disclosure of income tax reconciliation [line items]
Beginning balance	65	76
Group income statement	0	(7)
Group statement of comprehensive income	0	(3)
Group statement of changes in equity	0	0
Exchange and other adjustments	5	(1)
Ending balance	70	65
Deferred compensation and employee benefits
Disclosure of income tax reconciliation [line items]
Beginning balance	113	95
Group income statement	8	9
Group statement of comprehensive income	0	0
Group statement of changes in equity	(6)	9
Exchange and other adjustments	3	0
Ending balance	118	113
Deferred revenue
Disclosure of income tax reconciliation [line items]
Beginning balance	30	0
Group income statement	19	30
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0	0
Ending balance	49	30
Research and development
Disclosure of income tax reconciliation [line items]
Beginning balance	33	15
Group income statement	(17)	18
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0	0
Ending balance	16	33
Other short-term Temporary Difference
Disclosure of income tax reconciliation [line items]
Beginning balance	(17)	8
Group income statement	(26)	(11)
Group statement of comprehensive income	14	(13)
Group statement of changes in equity	0	0
Exchange and other adjustments	0	(1)
Ending balance	(29)	(17)
Deferred tax assets liabilities net threshold	20
Property, plant, equipment and software
Disclosure of income tax reconciliation [line items]
Beginning balance	(9)	(30)
Group income statement	(1)	21
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	2	0
Ending balance	(8)	(9)
Application fees
Disclosure of income tax reconciliation [line items]
Beginning balance	42	42
Group income statement	1	0
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0	0
Ending balance	43	42
Intangible assets excluding software
Disclosure of income tax reconciliation [line items]
Beginning balance	(60)	(46)
Group income statement	(14)	(14)
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	2	0
Ending balance	$ (72)	$ (60)